Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
NEW ALTERNATIVES FUND Investor Shares
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		27.82%	(1.48%)	9.34%
NEW ALTERNATIVES FUND CLASS A SHARES
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		23.66%	(1.93%)	9.08%
NEW ALTERNATIVES FUND CLASS A SHARES | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		27.76%	(2.24%)	8.16%
NEW ALTERNATIVES FUND CLASS A SHARES | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		16.89%	(1.10%)	7.29%
NEW ALTERNATIVES FUND CLASS A SHARES | S&P 500® Index (reflects no deduction of fees, expenses and taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	14.42%	14.82%